Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Summary of Restructuring Related Liability and Restructuring Costs Activity
The following table summarizes activity in the Company’s restructuring-related liability during the three months ended March 31, 2024 and 2023, respectively (in thousands):

	Balance at December 31, 2023	Restructuring Charges	Payments / Utilizations	Liability at March 31, 2024
Employee-related costs	$18	$1,644	$(1,617)	$45

Total costs	$18	$1,644	$(1,617)	$45

	Balance at December 31, 2022	Restructuring Charges	Payments / Utilizations	Liability at March 31, 2023
Employee-related costs	$469	$5,387	$(4,467)	$1,389

Total costs	$469	$5,387	$(4,467)	$1,389

The following table summarizes activity in the Company’s restructuring-related liability during the years ended December 31, 2023 and 2022 (in thousands):

	Balance at December 31, 2022	Restructuring Charges	Payments / Utilizations	Liability at December 31, 2023
Employee-related costs	$469	$6,497	$(6,948)	$18

Total costs	$469	$6,497	$(6,948)	$18

	Balance at December 31, 2021	Restructuring Charges	Payments / Utilizations	Liability at December 31, 2022
Employee-related costs	$—	$10,047	$(9,578)	$469

Total costs	$—	$10,047	$(9,578)	$469